Inventories - Summary of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Raw materials and supplies	€ 98.1	€ 268.1
Unfinished goods	6.7	7.3
Finished goods	5.9	7.9
Total	€ 110.7	€ 283.3